Earnings Per Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Earnings per share [abstract]
Income attributable to equity shareholders of the Company used in computing basic/diluted earnings per share	¥ 12,493	$ 1,915	¥ 11,330	¥ 10,197
Weighted average number of ordinary shares outstanding used in computing basic/diluted earnings per share | shares	30,598	30,598	30,598	30,598
Basic/Diluted earnings per share (in RMB) | ¥ / shares	¥ 0.41		¥ 0.37	¥ 0.33